PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
Other provisions [abstract]
Schedules of provisions

a) Provisions
	As at December 31, 2023	As at December 31, 2022
Environmental rehabilitation (“PER”)	$1,883	$2,013
Post-retirement benefits	36	46
Share-based payments	20	14
Other employee benefits	36	36
Other	83	102
	$2,058	$2,211

b) Environmental Rehabilitation
	2023	2022
At January 1	$2,204	$2,725
PERs divested during the year[1]	(64)	—
Closed Sites
Impact of revisions to expected cash flows recorded in earnings	14	(117)
Settlements
Cash payments	(117)	(102)
Settlement gains	(7)	(5)
Accretion	29	23
Operating Sites
PER revisions in the year	91	(317)
Settlements
Cash payments	(50)	(43)
Settlement gains	(5)	(3)
Accretion	58	43
At December 31	$2,153	$2,204
Current portion (note 24)	(270)	(191)
	$1,883	$2,013
[1] Primarily relates to the transfer of our Porgera mine to equity accounting method investment.